Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) - Corporate debt securities [Member] $ in Thousands	Jun. 30, 2015 USD ($)
Unrealized Losses
Less than 12 months	$ (90)
12 months or more	(267)
Total	(357)
Fair Value
Less than 12 months	11,336
12 months or more	25,076
Total	$ 36,412